Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit after tax	£ 1,874	£ 1,888	£ 605
Non-cash items included in profit:
– Depreciation and amortisation	296	501	562
– Provisions for other liabilities and charges	419	381	273
– Impairment losses	284	(228)	672
– Other non-cash items	1,497	(147)	(267)
– Pension charge/(credit) for defined benefit pension schemes	28	38	38
Total adjustments to reconcile profit (loss)	2,524	545	1,278
Net change in operating assets and liabilities:
– Cash and balances at central banks	275	(659)	(52)
– Derivative assets	(726)	1,725	(90)
– Other financial assets at fair value through profit or loss	877	1,007	1,603
– Loans and advances to banks and customers	(9,966)	(971)	(2,654)
– Reverse repurchase agreements - non trading	6,818	7,024	3,924
– Other assets	(574)	324	(340)
– Deposits by banks and customers	(3,128)	10,735	19,977
– Repurchase agreements - non trading	(4,145)	(7,550)	(2,958)
– Derivative liabilities	174	(807)	136
– Other financial liabilities at fair value through profit or loss	(973)	(1,109)	(1,618)
– Debt securities in issue	3,120	(329)	(223)
– Other liabilities	(98)	(603)	(921)
Net change in operating assets and liabilities	(8,346)	8,787	16,784
Corporation taxes paid	(405)	(427)	(159)
Effects of exchange rate differences	1,383	(542)	410
Net cash flows from operating activities	(2,970)	10,251	18,918
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(496)	(613)	(373)
Proceeds from sale of property, plant and equipment and intangible assets	159	437	166
Purchase of financial assets at amortised cost and financial assets at FVOCI	(2,884)	(1,256)	(3,015)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	3,023	4,509	9,858
Net cash flows from investing activities	(198)	3,077	6,636
Cash flows from financing activities
Issue of other equity instruments	750	210	0
Issue of debt securities and subordinated notes	4,794	2,878	5,614
Issuance costs of debt securities and subordinated notes	(16)	(6)	(13)
Repayment of debt securities and subordinated notes	(3,076)	(11,914)	(12,037)
Disposal of non-controlling interests	0		0
Disposal of non-controlling interests		(181)
Repurchase of other equity instruments	(985)	(210)	0
Dividends paid on ordinary shares	(1,014)	(1,358)	(129)
Dividends paid on preference shares and other equity instruments	(150)	(147)	(148)
Dividends paid on non-controlling interests	0	0	(15)
Principal elements of lease payments	(26)	(25)	(45)
Net cash flows from financing activities	277	(10,753)	(6,773)
Change in cash and cash equivalents	(2,891)	2,575	18,781
Cash and cash equivalents at beginning of the year	49,254	46,697	27,871
Effects of exchange rate changes on cash and cash equivalents	121	(18)	45
Cash and cash equivalents at the end of the year	46,484	49,254	46,697
Cash and cash equivalents consist of:
Cash and balances at central banks	44,190	48,139	41,250
Less: restricted balances	(2,223)	(2,498)	(1,839)
Cash and bank balances at central banks less regulatory minimum cash balances	41,967	45,641	39,411
Other cash equivalents: Loans and advances to banks - Non trading	904	1,074	1,435
Other cash equivalents: Reverse repurchase agreements	3,613	2,539	5,851
Cash and cash equivalents at the end of the year	£ 46,484	£ 49,254	£ 46,697